Vessels, Net (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Vessels
Schedule of vessels, net
	Vessel cost	Accumulated depreciation	Net book Value
Balance, July 1, 2013	—	—	—
Vessel acquisitions through business combinations (Refer Note 4)	201,082,529	—	201,082,529
Other	307,606	—	307,606
Depreciation	—	(6,555,269)	(6,555,269)
Balance, March 31, 2014	201,390,135	(6,555,269)	194,834,866

	Vessel cost	Accumulated depreciation	Net book value
Balance, April 1, 2012	252,023,353	(53,743,681)	198,279,672
Vessel improvements	469,929	—	469,929
Depreciation	—	(11,671,879)	(11,671,879)
Balance, March 31, 2013	252,493,282	(65,415,560)	187,077,722
Vessel improvements	90,492	—	90,492
Depreciation	—	(3,839,271)	(3,839,271)
Balance, July 28, 2013	252,583,774	(69,254,831)	183,328,943